OPERATING REVENUES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Contract assets	$ 107,923	$ 62,958
Impairment loss	0	0
Balance Capitalized In The Current Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Gross asset, contract with customer	7,400	4,300
Amortization, capitalized contract cost	3,600	1,800
Contract assets	3,800	$ 2,500
Balance Capitalized In Prior Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Amortization, capitalized contract cost	$ 2,500